Mining Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 3 - Mining Leases

On December 13, 2010, the Company entered into a lease agreement to explore certain mining concessions in Honduras.  The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

On February 22, 2011, the Company entered into a second lease agreement to explore certain mining concessions in Honduras.  The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

On December 13, 2010, the Company entered into a lease agreement to explore certain mining concessions in Honduras. The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

On February 22, 2011, the Company entered into a second lease agreement to explore certain mining concessions in Honduras. The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.